Taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Adjustment previous year	kr 2	kr (1)	kr 0
Current tax	(570)	(448)	(262)
Deferred tax	291	245	27
Total income tax	(277)	(204)	(235)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Current tax	2	6	27
Tax on items not to be reclassified to profit or loss - Current tax	(5)	(82)
Tax on items not to be reclassified to profit or loss - Deferred tax	1	10	1
Income tax related to other comprehensive income	kr (2)	kr (66)	kr 28